STOCKHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS EQUITY (DEFICIT)	STOCKHOLDERS’ EQUITY (DEFICIT)
Common Stock
In February 2021, the Company completed the IPO of 2,250,000 shares of common stock at a public offering price of $8.00 per share. The gross proceeds from the IPO, before deducting underwriting discounts, commissions and other offering expenses payable by the Company, were $18,000. Underwriting discounts and expenses totaled $1,600 and the Company incurred approximately $905 of additional expenses related to completing the IPO for aggregate net proceeds were approximately $15,500.
On May 17, 2022, the Company sold 3,700,000 shares of common stock pursuant to a securities purchase agreement at a purchase price of $1.0632 per share in a registered direct offering (the Offering). The gross proceeds from the Offering were approximately $3,900, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company of approximately $572 of which $85 related to the warrants was expensed.
Common Stock Warrants
In connection with the IPO, the Company granted the underwriters warrants (the Underwriters' Warrants) to purchase an aggregate of 112,500 shares of common stock at an exercise price of $10.00 per share. The Underwriters’ Warrants have a five-year term and are not exercisable prior to August 12, 2021. The warrants were classified as equity and the fair value of $399 is reflected as additional paid-in capital. The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.16%
In connection with the Offering, the Company issued warrants to purchase an aggregate of 3,700,000 shares of common stock at an exercise price of $0.9382 per share. The warrants have a five-year term. The warrants were classified as a liability and are revalued at each balance sheet date.
On July 25, 2022, the Company amended the terms of the warrants issued in May 2022 to obligate each warrant holder who signed the warrant amendment (Applicable Holder) to effect a cashless exercise, in whole, by August 10, 2022 (the Expiration Date). The warrant amendment entitled the Applicable Holder to receive one share of common stock for each warrant in lieu of the aggregate number of shares of common stock that would have been received using the cashless exercise formula set forth in the warrant agreement (Alternate Cashless Exercise). If the warrants held by the Applicable Holders were not exercised by the Expiration Date, they were automatically exercised pursuant to the Alternate Cashless Exercise. A total of 2,220,000 warrants were exercised pursuant to the Alternate Cashless Exercise. As a result of the warrant conversion, the Company recognized a $573 reversal of the warrant liability and a loss of $388. The fair value of $225 as of September 30, 2022 is reflected in warrant liability on the accompanying Balance Sheets (Note 4).
As of September 30, 2022, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
112,500	$10.00	February 12, 2026
1,480,000	$0.9382	May 17, 2027
STOCKHOLDERS EQUITY (DEFICIT)
Common Stock
In February 2021, the Company completed its IPO of 2,250,000 shares of common stock at a public offering price of $8.00 per share. As a result of the IPO, the Company received approximately $15,500 in net proceeds, after deducting discounts and commissions of $1,600 and offering expenses of approximately $905.
Common Stock Warrants
In connection with the IPO, the Company granted the underwriters warrants (the Underwriters' Warrants) to purchase an aggregate of 112,500 shares of common stock at an exercise price of $10.00 per share. The Underwriters’ Warrants have a five-year term and became exercisable after August 12, 2021.
The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.155%
As of December 31, 2021, all of the Underwriters’ Warrants were outstanding.